The Dreyfus Socially Responsible Growth Fund, Inc. (Prospectus Summary) | The Dreyfus Socially Responsible Growth Fund, Inc.
Fund Summary
Investment Objective
The fund seeks to provide capital growth,
with current income as a secondary goal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. These figures do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA contracts) or Variable Life Insurance policies (VLI policies).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Dreyfus Socially Responsible Growth Fund, Inc.	Initial Shares	Service Shares
Management fees	0.75%	0.75%
Distribution (Rule 12b-1) fees	none	0.25%
Other expenses (including shareholder services fees)	0.10%	0.10%
Total annual fund operating expenses	0.85%	1.10%

Example
The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example The Dreyfus Socially Responsible Growth Fund, Inc. (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Initial Shares	87	271	471	1,049
Service Shares	112	350	606	1,340

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
67.88% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goals, the fund invests at least 80% of its net assets in the common stocks of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

The fund's investment strategy combines a disciplined investment process that consists of computer modeling techniques, fundamental analysis and risk management with a social investment process. In selecting stocks, the portfolio managers begin by using computer models to identify and rank stocks within an industry or sector, based on several characteristics, including value, growth and financial profile.

Next, based on fundamental analysis, the portfolio managers designate the most attractive of the higher ranked securities as potential purchase candidates, drawing on a variety of sources, including company management and internal as well as Wall Street research.

The portfolio managers then evaluate each stock to determine whether the company enhances the quality of life in America by considering its record in the areas of protection and improvement of the environment and the proper use of our natural resources, occupational health and safety, consumer protection and product purity and equal employment opportunity.

The portfolio managers then further examine the companies determined to be eligible for purchase, by industry or sector, and select investments from those companies the portfolio managers consider to be the most attractive based on financial considerations.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Social investment risk. A socially responsible investment criteria may limit the number of investment opportunities available to the fund, and as a result, at times the fund may produce more modest gains than funds that are not subject to such special investment considerations.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, policyowners should consider them when evaluating and comparing the fund's performance. Policyowners should consult the prospectus for their contract or policy for more information.
The bar chart shows changes in the performance of the fund's Initial shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%) -- Initial Shares

Best Quarter Q2, 2009: 17.32% Worst Quarter Q4, 2008: -21.47%
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns The Dreyfus Socially Responsible Growth Fund, Inc.	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Initial Shares	Initial Shares	0.90%	1.84%	1.66%
Service Shares	Service Shares	0.65%	1.59%	1.41%
S&P 500® Index	S&P 500® Index reflects no deduction for fees, expenses or taxes	2.09%	(0.25%)	2.92%